Fair Value Measurements - Inputs used in determining the fair value of the Tempo Earnout Shares (Details) - Earnout liability - Tempo Earnout		12 Months Ended
	Nov. 22, 2022 $ / shares	Dec. 31, 2022 Y $ / shares
Level 3 | Volatility | Maximum
Fair Value Measurements
Financial liabilities, measurement input		0.380
Level 3 | Volatility | Minimum
Fair Value Measurements
Financial liabilities, measurement input		0.125
Level 3 | Discount rate | Maximum
Fair Value Measurements
Financial liabilities, measurement input		0.177
Level 3 | Discount rate | Minimum
Fair Value Measurements
Financial liabilities, measurement input		0.091
Level 3 | Expected term
Fair Value Measurements
Financial liabilities, measurement input | Y		4.8
Earnout Shares, Tranche One
Fair Value Measurements
Fair Value Per Share	$ 0.29	$ 0.02
Earnout Shares, Tranche Two
Fair Value Measurements
Fair Value Per Share	$ 1.76	$ 0.13